101 P-1


                        SUPPLEMENT DATED NOVEMBER 1, 2007
                                TO THE PROSPECTUS
                             DATED JANUARY 1, 2007
                                       OF
                           TEMPLETON GROWTH FUND, INC.

The prospectus is amended as follows:

The portfolio manager line-up in the "Management" section on page 13 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

MURDO MURCHISON CFA(R)(1) President and Chairman of Global Advisors Mr. Murchison has been a manager of the Fund since 2001. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1993.

LISA F. MYERS CFA(R)(1) Senior Vice President of Global Advisors Ms. Myers has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

TUCKER SCOTT CFA(R)(1) Executive Vice President of Global Advisors Mr. Scott has been a manager of the Fund since October 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

1. CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.


                Please keep this supplement for future reference.





101 SA-1


                        SUPPLEMENT DATED NOVEMBER 1, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2007
                                       OF
                           TEMPLETON GROWTH FUND, INC.

The Statement of Additional Information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 24, the table is revised to add the following as of September 30, 2007:

-----------------------------------------------------------------------
Name   Number     Assets     Number     Assets     Number     Assets
       of Other   of Other   of Other   of Other   of Other   of
       Registered Registered Pooled     Pooled     Accounts   Other
       Investment Investment Investment Investment Managed(1) Accounts
       Companies  Companies  Vehicles   Vehicles              Managed
       Managed    Managed    Managed(1) Managed               (x $1
                  (x $1                 (x $1                 million)(1)
                  million)              million)(1)
-----------------------------------------------------------------------
Murdo
Murchison  12     31,843.9      5       14,210.1     10       2,244.1
-----------------------------------------------------------------------
Lisa Myers  9     31,487.8     12       17,417.4     12       2,213.6
-----------------------------------------------------------------------
Tucker
Scott      15     37,451.7      5        2,064.7     27       5,148.9
-----------------------------------------------------------------------

1. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

II. Under the section, "Management and Other Services - Portfolio managers - Ownership of Fund shares" on page 26, the table is revised to add the following as of September 30, 2007:

      -----------------------------------------
      Portfolio Manager  Dollar Range of Fund
                         Shares Beneficially
                         Owned
      -----------------------------------------
      Murdo Murchison            None
      -----------------------------------------
      Lisa Myers                 None
      -----------------------------------------
      Tucker Scott               None
      -----------------------------------------


                Please keep this supplement for future reference.